Cover	12 Months Ended
Jun. 30, 2025
Entity Information [Line Items]
Entity Registrant Name	KEY TRONIC CORPORATION
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000719733
EBP 001
Entity Information [Line Items]
Entity Registrant Name	KEY TRONIC CORPORATION
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000719733